SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Right-of-use Assets Net
2026	$ 374
2027	747
Less: interest	(30)
Present value of lease liabilities	1,091
Current liabilities	362	$ 365
Non-current liabilities	729	180
Total lease liabilities	$ 1,091	$ 545